S000011205 [Member] Investment Objectives and Goals - Dodge & Cox Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Dodge & Cox Income Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund seeks a high and stable rate of current income, consistent with long-term preservation of capital.
Objective, Secondary [Text Block]	A secondary objective is to take advantage of opportunities to realize capital appreciation.